Federated Investors
World-Class Investment Manager

Federated Intermediate Municipal Trust

A Portfolio of Intermediate Municipal Trust

SEMI-ANNUAL REPORT

November 30, 2001

NOT FDIC INSURED * MAY LOSE VALUE * NO BANK GUARANTEE

Portfolio of Investments

November 30, 2001 (unaudited)

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--99.6%[2]
	Alabama--0.3%
$600,000	Hoover, AL, IDRBs (Series 1998), 4.95% (Cricket Development Co.)/(Protective Life Corp. GTD), 12/1/2011	NR		$595,890

	Alaska--2.5%
4,000,000	Alaska State Housing Finance Corp., General Mortgage Revenue Bonds (Series A), 5.65% (MBIA INS), 12/1/2012	AAA		4,214,160

	Arizona--4.9%
2,000,000	Arizona State Transportation Board, Grant Anticipation Notes (Series 2001A), 5.25%, 1/1/2007	AAA		2,134,340
1,800,000	Arizona Student Loan Acquisition Authority, Student Loan Refunding Revenue Bonds (Series 1999A-1), 5.50%, 5/1/2012	Aaa		1,895,544
2,200,000	Arizona Student Loan Acquisition Authority, Student Loan Refunding Revenue Bonds (Series 1999A-1), 5.60%, 5/1/2013	Aaa		2,314,444
2,000,000	Maricopa County, AZ, IDA, Solid Waste Disposal Revenue Bonds, 4.80% TOBs (Waste Management, Inc.), 12/1/2031	BBB		2,001,100

	TOTAL			8,345,428

	California--8.9%
1,000,000	Bay Area Toll Authority, CA, Toll Bridge Revenue Bonds (Series 2001D), 5.50%, 4/1/2011	AA		1,121,230
2,000,000	California State Department of Water Resources, Water System Revenue Bonds (Series W), 5.50%, 12/1/2010	AA		2,253,120
3,000,000	California State, GO UT Bonds, 5.00%, 6/1/2009	A+		3,154,080
4,000,000	Los Angeles, CA, Department of Water & Power, Power System Revenue Bonds (Series 2001A), 5.25%, 7/1/2015	A+		4,258,600
2,000,000	Oakland, CA, Joint Powers Financing Authority, Lease Refunding Revenue Bonds (Series 2001), 5.50% (Oakland Convention Center), 10/1/2011	AAA		2,249,660
2,000,000	Sacramento, CA, Municipal Utility District, Electric Refunding Revenue Bonds (Series 2001O), 5.25%, 8/15/2010	AAA		2,209,280

	TOTAL			15,245,970

	Colorado--1.0%
1,000,000	Colorado Department of Transportation, Transportation Revenue Anticipation Notes (Series 2001A), 5.50%, 6/15/2015	AAA		1,074,130
655,000	Colorado HFA, SFM Revenue Bonds (Series 1997C-3), 6.75%, 5/1/2017	Aa2		709,804

	TOTAL			1,783,934

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued[2]
	District of Columbia--1.9%
$3,000,000	District of Columbia, Revenue Bonds, 5.75% (Catholic University of America)/(AMBAC INS), 10/1/2017	AAA		$3,205,800

	Florida--0.6%
970,000	Lee County, FL, HFA, SFM Revenue Bonds (Series 1998A-2), 6.30% (GNMA COL), 3/1/2029	Aaa		1,037,987

	Idaho--0.4%
635,000	Idaho Housing Agency, SFM Revenue Bonds (Series D-2), 5.25%, 7/1/2011	A1		649,662

	Illinois--4.0%
1,260,000	Illinois Health Facilities Authority, Refunding Revenue Bonds (Series A), 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%), 8/15/2011	AA		1,395,954
2,540,000	Illinois Health Facilities Authority, Refunding Revenue Bonds (Series B), 5.70% (Advocate Health Care Network)/(Original Issue Yield: 5.75%), 8/15/2011	AA		2,701,620
2,400,000	Illinois State, GO UT Bonds, (Series 2000), 5.75%, 12/1/2011	AAA		2,686,992

	TOTAL			6,784,566

	Indiana--3.7%
1,400,000	Indiana Health Facility Financing Authority, Hospital Refunding Revenue Bonds, 5.25% (Floyd Memorial Hospital)/(Original Issue Yield: 5.45%), 2/15/2018	A		1,341,648
4,800,000	Indiana Health Facility Financing Authority, Hospital Revenue Bonds (Series 1996A), 5.50% (Clarian Health Partners, Inc.)/(Original Issue Yield: 5.65%), 2/15/2010	AA		5,057,616

	TOTAL			6,399,264

	Kansas--1.6%
610,000	Sedgwick County, KS, SFM Revenue Bonds (Series 1997A-2), 6.50% (GNMA COL), 12/1/2016	Aaa		650,046
1,810,000	Sedgwick & Shawnee Counties, KS, SFM Revenue Bonds (Series 1997A-2), 6.70% (GNMA COL), 6/1/2029	Aaa		2,008,213

	TOTAL			2,658,259

	Kentucky--0.6%
1,000,000	Ashland, KY, Pollution Control Refunding Revenue Bonds, 5.70% (Ashland, Inc.), 11/1/2009	Baa2		1,047,270

	Louisiana--0.6%
1,000,000	Lake Charles, LA, Harbor & Terminal District, Revenue Bonds, 5.50% (Reynolds Metals Co.), 5/1/2006	A+		1,021,540

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued[2]
	Massachusetts--2.6%
$1,210,000	Massachusetts Development Finance Agency, Resource Recovery Revenue Bonds (Series 1998B), 5.35% (Ogden Haverhill Assocs.), 12/1/2015	BBB		$1,140,679
1,250,000	Massachusetts HEFA, Revenue Bonds (Series C), 5.50% (Milton Hospital, Inc.), 7/1/2016	BBB+		1,252,700
2,000,000	Massachusetts Municipal Wholesale Electric Co., Power Supply Project Revenue Bonds, Nuclear Mix 1-A, 5.00% (MBIA INS), 7/1/2009	AAA		2,098,320

	TOTAL			4,491,699

	Michigan--13.6%
2,000,000	Kent Hospital Finance Authority, MI, Revenue Bonds, 5.50% (Spectrum Health), 1/15/2012	AA		2,105,380
2,610,000	Michigan Municipal Bond Authority, Revenue Bonds, 5.75% (Drinking Water Revolving Fund), 10/1/2014	AA+		2,862,518
1,000,000	Michigan State Hospital Finance Authority, Hospital Refunding Revenue Bonds, 5.25% (Edward W. Sparrow Hospital), 11/15/2011	A		1,026,110
4,000,000	Michigan State Hospital Finance Authority, Refunding Revenue Bonds (Series 1998A), 5.10% (McLaren Health Care Corp.)/(Original Issue Yield: 5.15%), 6/1/2013	A1		4,001,360
5,000,000	Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999A), 6.00% (Ascension Health Credit Group), 11/15/2011	AAA		5,394,450
3,605,000	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series B), 5.65%, 4/1/2007	AAA		3,844,228
3,705,000	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series B), 5.65%, 10/1/2007	AAA		3,950,864

	TOTAL			23,184,910

	Minnesota--1.8%
2,850,000	Minnesota State, GO UT Bonds, 5.00%, 10/1/2007	AAA		3,048,132

	Missouri--7.1%
5,000,000	Missouri State HEFA, Health Facilities Revenue Bonds (Series A), 6.00% (BJC Health System)/(United States Treasury GTD)/(Original Issue Yield: 6.05%), 5/15/2005	Aa3		5,420,850
5,000,000	Missouri State HEFA, Health Facilities Revenue Bonds (Series A), 6.10% (BJC Health System)/(United States Treasury GTD)/(Original Issue Yield: 6.15%), 5/15/2006	AA		5,399,750
1,235,000	Missouri State Housing Development Commission, SFM Loan Revenue Bonds (Series 1998B), 5.20%, 9/1/2012	AAA		1,268,209

	TOTAL			12,088,809

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued[2]
	New York--8.6%
$1,500,000	Hempstead, NY, IDA, Resource Recovery Refunding Revenue Bonds (Series 2001), 5.00% TOBs (American Ref-Fuel Co. of Hempstead), Mandatory Tender 6/1/2010	BBB		$1,547,160
4,500,000	New York City, NY, GO UT Bonds (Series 1999G), 6.00%, 10/15/2007	AAA		5,025,465
2,500,000	New York State Environmental Facilities Corp., State Water Pollution Control Bonds (Series 1994E), 6.15% (Original Issue Yield: 6.25%), 6/15/2004	AA+		2,705,650
4,000,000	New York State Thruway Authority, Highway & Bridge Fund Revenue Bonds (Series B), 5.625% (Original Issue Yield: 5.75%), 4/1/2005	AAA		4,294,040
1,250,000	Suffolk County, NY, IDA, IDRBs (Series 1998), 5.30% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.325%), 1/1/2013	NR		1,170,688

	TOTAL			14,743,003

	North Carolina--2.5%
2,000,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds, 6.00% (Catawba Electric)/(Original Issue Yield: 6.05%), 1/1/2004	BBB+		2,089,300
2,000,000	North Carolina Municipal Power Agency No. 1, Refunding Revenue Bonds, 7.25% (Catawba Electric), 1/1/2007	BBB+		2,245,520

	TOTAL			4,334,820

	Ohio--2.7%
3,195,000	Lucas County, OH, HDA, Hospital Refunding Revenue Bonds (Series 1996), 5.50% (ProMedica Healthcare Obligated Group)/(Original Issue Yield: 5.75%), 11/15/2008	AAA		3,454,306
1,000,000	University of Cincinnati, OH, General Receipts Revenue Bonds (Series A), 5.50%, 6/1/2006	AAA		1,081,570

	TOTAL			4,535,876

	Oklahoma--1.7%
2,000,000	Tulsa County, OK, Independent School District No. 1, GO UT Bonds (Series 2001B), 4.00%, 8/1/2006	AAA		2,042,220
1,000,000	Tulsa, OK, Municipal Airport, Transportation Refunding Revenue Bonds (Series 2000B), 6.00% TOBs (AMR Corp.), Mandatory Tender 12/1/2008	BB		893,840

	TOTAL			2,936,060

	Oregon--1.3%
2,000,000	Clackamas County, OR, Hospital Facilities Authority, Refunding Revenue Bonds (Series 2001), 5.75% (Legacy Health System), 5/1/2012	AA		2,179,960

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued[2]
	Pennsylvania--8.6%
$895,000	Allegheny County, PA, IDA, Cargo Facilities Lease Revenue Bonds (Series 1999), 6.00% (AFCO Cargo PIT LLC Project), 9/1/2009	NR		$835,187
1,000,000	New Wilmington, PA, Municipal Authority, College Revenue Bonds, 5.30% (Westminster College)/(Original Issue Yield: 5.40%), 3/1/2018	Baa1		968,170
1,210,000	Pennsylvania State Higher Education Facilities Authority, Revenue Bonds (Series 2001A), 5.75% (UPMC Health System), 1/15/2012	A+		1,277,893
1,250,000	Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50%, 6/1/2006	AAA		1,352,500
1,000,000	Pennsylvania State Turnpike Commission, Turnpike Refunding Revenue Bonds (Series 2001S), 5.50%, 6/1/2007	AAA		1,084,990
2,000,000	Pennsylvania State University, Refunding Revenue Bonds, 5.25%, 3/1/2011	AA-		2,134,980
2,000,000	Philadelphia, PA, Authority for Industrial Development, Airport Revenue Bonds, (Series 1998A), 5.00% (Philadelphia Airport System)/(FGIC INS)/(Original Issue Yield: 5.25%), 7/1/2015	AAA		1,981,440
5,000,000	Philadelphia, PA, Hospitals & Higher Education Facilities Authority, Health System Revenue Bonds (Series 1997A), 5.00% (Jefferson Health System)/(Original Issue Yield: 5.40%), 5/15/2012	AA-		4,993,850

	TOTAL			14,629,010

	Rhode Island--0.6%
1,000,000	Rhode Island Economic Development Corp., Revenue Note Obligations (2000 Senior Obligation Series), 5.75% (Providence Place Mall Project)/(Asset Guaranty INS), 7/1/2010	AA		1,073,070

	Tennessee--2.5%
4,000,000	Shelby County, TN, Public Improvement GO UT School Bonds (Series A), 5.50%, 4/1/2017	AA+		4,188,840

	Texas--4.5%
2,000,000	Dallas-Fort Worth, TX, International Airport Facility Improvement Corporation Refunding Revenue Bonds (Series 2000C), 6.15% TOBs (American Airlines, Inc.), Mandatory Tender 11/1/2007	BB		1,778,740
1,000,000	Harris County, TX, HFDC, Revenue Bonds (Series A), 5.50% (St. Luke's Episcopal Hospital), 2/15/2011	AA		1,058,010
1,000,000	Sabine River Authority, TX, PCR Refunding Bonds (Series 2001A), 5.50% TOBs (TXU Electric Co.), 5/1/2022	BBB		1,003,740
3,760,000	Texas State Department of Housing & Community Affairs, SFM Revenue Bonds (Series B), 5.45% (MBIA INS), 3/1/2019	AAA		3,841,404

	TOTAL			7,681,894

	Virginia--1.3%
2,000,000	Greater Richmond Convention Center Authority, VA, Hotel Tax Revenue Bonds, 5.50% (Convention Center Expansion Project), 6/15/2008	A-		2,151,480

Principal Amount		Credit Rating	[1]	Value
	LONG-TERM MUNICIPALS--continued[2]
	Washington--7.3%
$4,500,000	Washington Health Care Facilities Authority, Revenue Bonds (Series 1996), 5.375% (Kadlec Medical Center, Richland)/(AMBAC INS)/(Original Issue Yield: 5.63%), 12/1/2010	AAA		$4,743,945
2,335,000	Washington Health Care Facilities Authority, Revenue Bonds, 5.25% (Highline Community Hospital)/(Asset Guaranty INS)/(Original Issue Yield: 5.30%), 8/15/2017	AA		2,287,133
3,000,000	Washington State Public Power Supply System, Refunding & Revenue Bonds (Series B), 5.70% (Nuclear Project No. 3)/(Original Issue Yield: 5.793%), 7/1/2010	AA-		3,210,630
2,000,000	Washington State Public Power Supply System, Refunding Revenue Bonds (Series 1997A), 6.00% (Nuclear Project No. 2), 7/1/2007	AAA		2,208,400

	TOTAL			12,450,108

	Wisconsin--1.9%
3,000,000	Wisconsin State Petroleum Inspection Fee, Revenue Bonds (Series 2000A), 6.00%, 7/1/2011	AA-		3,289,680

	TOTAL LONG-TERM MUNICIPALS (IDENTIFIED COST $163,805,671)			169,997,081

	SHORT-TERM MUNICIPAL--1.7%
	Connecticut--1.7%
2,900,000	Connecticut State HEFA, (Series V-2) Daily VRDNs (Yale University) (AT AMORTIZED COST)	A-1+		2,900,000

	TOTAL INVESTMENTS (IDENTIFIED COST $166,705,671)[3]			$172,897,081

1 Please refer to the Appendix of the Statement of Additional Information for an explanation of the credit ratings. Current credit ratings are unaudited.

2 At November 30, 2001, 10.3% of the total investments at market value were subject to alternative minimum tax.

3 The cost of investments for federal tax purposes amounts to $166,705,671. The net unrealized appreciation of investments on a federal tax basis amounts to $6,191,410 which is comprised of $6,954,176 appreciation and $762,766 depreciation at November 30, 2001.

Note: The categories of investments are shown as a percentage of net assets ($170,756,470) at November 30, 2001.

The following acronyms are used throughout this portfolio:

AMBAC	--American Municipal Bond Assurance Corporation
COL	--Collateralized
FGIC	--Financial Guaranty Insurance Corporation
GNMA	--Government National Mortgage Association
GO	--General Obligation
GTD	--Guaranteed
HDA	--Hospital Development Authority
HEFA	--Health and Education Facilities Authority
HFA	--Housing Finance Authority
HFDC	--Health Facility Development Corporation
IDA	--Industrial Development Authority
IDRB(s)	--Industrial Development Revenue Bond(s)
INS	--Insured
MBIA	--Municipal Bond Investors Assurance
PCR	--Pollution Control Revenue
SFM	--Single Family Mortgage
TOBs	--Tender Option Bonds
UT	--Unlimited Tax
VRDNs	--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

November 30, 2001 (unaudited)

Assets:
Total investments in securities, at value (identified cost $166,705,671)		$172,897,081
Cash		84,042
Income receivable		2,453,121
Receivable for investments sold		45,000
Receivable for shares sold		5,279

TOTAL ASSETS		175,484,523

Liabilities:
Payable for investments purchased	$4,076,063
Income distribution payable	627,355
Accrued expenses	24,635

TOTAL LIABILITIES		4,728,053

Net assets for 16,341,973 shares outstanding		$170,756,470

Net Assets Consist of:
Paid in capital		$170,946,105
Net unrealized appreciation of investments		6,191,410
Accumulated net realized loss on investments		(6,381,045)

TOTAL NET ASSETS		$170,756,470

Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$170,756,470 ÷ 16,341,973 shares outstanding		$10.45

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended November 30, 2001 (unaudited)

Investment Income:
Interest			$4,372,033

Expenses:
Investment adviser fee		$350,338
Administrative personnel and services fee		65,937
Custodian fees		3,581
Transfer and dividend disbursing agent fees and expenses		11,967
Directors'/Trustees' fees		6,266
Auditing fees		4,274
Legal fees		2,308
Portfolio accounting fees		27,118
Shareholder services fee		218,961
Share registration costs		15,493
Printing and postage		10,617
Insurance premiums		695
Miscellaneous		4,451

TOTAL EXPENSES		722,006

Waivers:
Waiver of investment adviser fee	$(27,265)
Waiver of shareholder services fee	(166,411)

TOTAL WAIVERS		(193,676)

Net expenses			528,330

Net investment income			3,843,703

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:
Net realized gain on investments			709,721
Net realized loss on futures contracts			(79,919)
Net change in unrealized appreciation of investments			1,217,528

Net realized and unrealized gain on investments and futures contracts			1,847,330

Change in net assets resulting from operations			$5,691,033

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 11/30/2001	Year Ended 5/31/2001
Increase (Decrease) in Net Assets
Operations:
Net investment income	$3,843,703	$8,326,734
Net realized gain (loss) on investments and futures contracts	629,802	(573,372)
Net change in unrealized appreciation of investments and futures contracts	1,217,528	8,917,197

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	5,691,033	16,670,559

Distributions to Shareholders:
Distributions from net investment income	(3,843,703)	(8,326,734)

Share Transactions:
Proceeds from sale of shares	18,696,298	52,383,489
Net asset value of shares issued to shareholders in payment of distributions declared	978,720	2,345,980
Cost of shares redeemed	(22,259,097)	(72,871,513)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(2,584,079)	(18,142,044)

Change in net assets	(736,749)	(9,798,219)

Net Assets:
Beginning of period	171,493,219	181,291,438

End of period	$170,756,470	$171,493,219

See Notes which are an integral part of the Financial Statements

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)	Year Ended May 31,
	11/30/2001	2001	2000 [1]	1999	1998	1997
Net Asset Value, Beginning of Period	$10.34	$ 9.87	$10.56	$10.69	$10.50	$10.41
Income From Investment Operations:
Net investment income	0.23	0.49	0.49	0.51	0.53	0.53
Net realized and unrealized gain (loss) on investments and futures contracts	0.11	0.47	(0.69)	(0.13)	0.19	0.09

TOTAL FROM INVESTMENT OPERATIONS	0.34	0.96	(0.20)	0.38	0.72	0.62

Less Distributions:
Distributions from net investment income	(0.23)	(0.49)	(0.49)	(0.51)	(0.53)	(0.53)

Net Asset Value, End of Period	$10.45	$10.34	$ 9.87	$10.56	$10.69	$10.50

Total Return[2]	3.31%	9.87%	(1.89)%	3.59%	6.98%	6.11%

Ratios to Average Net Assets:

Expenses	0.60%[3]	0.60%	0.58%	0.57%	0.57%	0.57%

Net investment income	4.39%[3]	4.78%	4.88%	4.76%	4.97%	5.09%

Expense waiver/reimbursement[4]	0.22%[3]	0.24%	0.25%	0.25%	0.25%	0.26%

Supplemental Data:

Net assets, end of period (000 omitted)	$170,756	$171,493	$181,291	$243,368	$224,582	$232,506

Portfolio turnover	16%	28%	43%	34%	35%	33%

1 Beginning with the year ended May 31, 2000, the Fund was audited by Ernst & Young LLP. Each of the previous years was audited by other auditors.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

November 30, 2001 (unaudited)

ORGANIZATION

Intermediate Municipal Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company. The Trust consists of one portfolio, Federated Intermediate Municipal Trust (the "Fund"). The investment objective of the Fund is to provide current income exempt from federal regular income tax.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

Investment Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Securities for which no quotations are readily available are valued at fair value as determined in good faith using methods approved by the Board of Trustees (the "Trustees").

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Effective June 1, 2001, the Trust adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began amortizing premiums and discounts on debt securities. Prior to June 1, 2001, the Trust did not amortize premiums or discounts on debt securities. The cumulative effect of this accounting change had no material reclassification effects to the component of net assets of the Fund.

Federal Taxes

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal tax is necessary.

At May 31, 2001, the Fund, for federal tax purposes, had a capital loss carryforward of $6,901,723, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount
2004	$ 566,874

2008	$4,257,509

2009	$2,077,340

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases municipal bond index futures contracts to manage cash flows, enhance yield, and to potentially reduce transaction costs. Upon entering into a municipal bond index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a "variation margin" account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. For the six months ended November 30, 2001, the Fund had realized losses on futures contracts of $79,919.

At November 30, 2001, the Fund had no outstanding futures contracts.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

Transactions in shares were as follows:

	Six Months Ended (unaudited) 11/30/2001	Year Ended 5/31/2001
Shares sold	1,780,512	5,121,942
Shares issued to shareholders in payment of distributions declared	92,987	228,960
Shares redeemed	(2,115,226)	(7,127,479)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(241,727)	(1,776,577)

INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Adviser Fee

Federated Investment Management Company, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment adviser fee equal to 0.40% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

Administrative Fee

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on a scale that ranges from 0.150% to 0.075% of the average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors, Inc., subject to a $125,000 minimum per portfolio and $30,000 per each additional class.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company ("FSSC"), the Funds will pay FSSC up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion.

Transfer and Dividend Disbursing Agent Fees and Expenses

FServ, through its subsidiary FSSC, serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type and number of accounts and transactions made by shareholders.

Portfolio Accounting Fees

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of each Fund's average daily net assets for the period, plus out-of-pocket expenses.

Interfund Transactions

During the six months ended November 30, 2001, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $31,500,000 and $37,600,000, respectively.

General

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (and in-kind contributions), for the six months ended November 30, 2001, were as follows:

Purchases	$33,106,613

Sales	$26,849,407

Trustees

JOHN F. DONAHUE

THOMAS G. BIGLEY

JOHN T. CONROY, JR.

NICHOLAS P. CONSTANTAKIS

JOHN F. CUNNINGHAM

J. CHRISTOPHER DONAHUE

LAWRENCE D. ELLIS, M.D.

PETER E. MADDEN

CHARLES F. MANSFIELD, JR.

JOHN E. MURRAY, JR., J.D., S.J.D.

MARJORIE P. SMUTS

JOHN S. WALSH

Officers

JOHN F. DONAHUE

Chairman

J. CHRISTOPHER DONAHUE

President

EDWARD C. GONZALES

Executive Vice President

JOHN W. MCGONIGLE

Executive Vice President and Secretary

RICHARD B. FISHER

Vice President

RICHARD J. THOMAS

Treasurer

LESLIE K. ROSS

Assistant Secretary

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the fund's prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called "householding"), as permitted by applicable rules. The Fund's "householding" program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the householding program. The Fund is also permitted to treat a shareholder as having given consent ("implied consent") if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to "household" at least sixty (60) days before it begins "householding" and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to "opt out" of householding. Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of householding at any time by calling 1-800-341-7400.

Federated
World-Class Investment Manager
Federated Intermediate Municipal Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
www.federatedinvestors.com
Contact us at 1-800-341-7400 or
www.federatedinvestors.com/contact
Federated Securities Corp., Distributor

Cusip 458810108

Federated is a registered mark of Federated Investors, Inc. 2002 ©Federated Investors, Inc.

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